Right of Use Assets and Operating Lease Liability (Details) - Schedule of Operating Lease Costs - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease Costs [Abstract]
Operating lease costs	$ 451,749	$ 221,369
Short-term lease costs	361,025	235,458
Total lease costs	812,774	456,827
Supplemental cash flow information:
Operating cash flows from operating leases	315,526	295,416
Right-of-use obtained in exchange for new operating lease liabilities		$ 3,045,610
Weighted-average remaining lease term (years):
Operating leases	1 year 11 months 15 days	5 years 14 days